SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                     TRAVELERS VINTAGE 3 ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Vintage 3 Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.


EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
  Smith Barney Large Cap Value        Seeks long-term growth of             SBFM
    Portfolio                         capital. Current income is a
                                      secondary objective. The Fund
                                      normally invests in equities, or
                                      similar securities, of companies
                                      with large market capitalizations.



July 1, 2003                                                             L-23001

                                            SUPPLEMENT DATED JULY 1, 2003 TO THE
                                         TRAVELERS PORTFOLIO ARCHITECT 3 ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Portfolio Architect 3 Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Pioneer Strategic Income       Seeks high current income. The        TIA
     Portfolio                    Fund normally invests in the debt     Subadviser: Pioneer
                                  securities of a broad range of        Investment Management, Inc.
                                  issuers and segments of the debt
                                  securities market.

The bottom row of the table in the "The Payment of Proceeds" section on page 31 is replaced with the following:

----------------------- -------------------- ------------------------------ ----
SPOUSAL JOINT OWNER      The beneficiary      Unless the spouse elects to    Yes
(WHO IS THE ANNUITANT)   (ies), or if none,   continue the Contract
                         to the surviving
                         joint owner.         A spouse who is not the
                                              beneficiary may decline to
                                              receive the proceeds or to
                                              continue the Contract and
                                              instruct the Company to pay
                                              the beneficiary.
----------------------- -------------------- ------------------------------ ----



July 1, 2003                                                             L-19996